Commitments and Contingencies - Summary of Commitments Under Operating Leases for Property and Equipment (Detail) (USD $)	Dec. 31, 2012
Summary of commitments under operating leases for property and equipment
2013	$ 1,517,300
2014	895,885
2015	823,538
2016	762,650
2017	724,476
Thereafter	120,746
Total	$ 4,844,595